Warrants to Purchase Common Stock - Rollforward of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Beginning balance	$ 3,152
Revaluation of warrants	(2,421)	(171)
Reclassification of warrant liability to stockholders' equity	(5,803)
Ending balance		3,152
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance	3,152	2,981
Issuance of warrants in connection with lending arrangement	230
Revaluation of warrants	2,421	171
Reclassification of warrant liability to stockholders' equity	(5,803)
Ending balance		$ 3,152